Property and Equipment	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Property and Equipment [Abstract]
Property and Equipment

Note 4 – Property and Equipment

Property and equipment, net consisted of the following:

	December 31,	June 30,
	2025	2025

Property and equipment	$183,821	$175,264
Less: accumulated depreciation	(158,500)	(149,160)
Property and equipment, net	$25,321	$26,104

Depreciation expense was $9,340 and $12,174 for the six months ended December 31, 2025, and 2024, respectively, and is classified in general and administrative expenses in the Statements of Operations. Depreciation expense was $3,700 and $6,596 for the three months ended December 31, 2025, and 2024, respectively, and is classified in general and administrative expenses in the Statements of Operations.

Note 4 – Property and Equipment

Property and equipment, net consisted of the following:

	June 30,	June 30,
	2025	2024

Property and equipment	$175,265	$148,382
Less: accumulated depreciation	(149,160)	(124,803)
Property and equipment, net	$26,105	$23,579

Depreciation expense was $24,356 and $22,176 for the years ended June 30, 2025, and 2024, respectively, and is classified in general and administrative expenses in the Statements of Operations.